CONVERTIBLE NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2022
Convertible Note Payable
SCHEDULE OF CONVERTIBLE NOTE PAYABLE

Principal due under the convertible note payable was as follows at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Note payable	9,743,333	-
Less: debt discount	(1,994,893)	-
Note payable, net	$7,748,440	$-

SCHEDULE OF FAIR VALUE OF OPTION WITH ASSUMPTIONS

	Dividend Yield	Expected Volatility	Risk-free Interest Rate	Expected Life
Hudson Bay Warrant; September 2022	0.00%	145.71%	3.79%	2.5 years
Palladium Capital Warrant; September 2022	0.00%	145.71%	3.79%	2.5 years
BHP Warrant; September 2022	0.00%	145.71%	3.79%	2.5 years